Acquisitions and Dispositions (Schedule of Major Classes of Assets and Liabilities of Disposal Groups Reported As Held for Sale) (Detail) - USD ($) $ in Millions		Mar. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets		$ 1,817	$ 1,776	[1]
Current liabilities		918	1,398	[2]
East Ohio Transaction | Business Review Dispositions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	[3]	476	544
Property, plant and equipment, net		5,064	5,012
Other deferred charges and other assets including goodwill and intangible assets	[4]	2,642	2,629
Current liabilities		489	634
Long-term debt		2,287	2,287
Other deferred credits and liabilities		1,407	1,435
PSNC Transaction | Business Review Dispositions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	[3]	275	381
Property, plant and equipment, net		2,623	2,591
Other deferred charges and other assets including goodwill and intangible assets	[4]	821	822
Current liabilities		117	151
Long-term debt		798	798
Other deferred credits and liabilities		690	689
Questar Gas Transaction | Business Review Dispositions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets	[3]	985	803
Property, plant and equipment, net		4,021	3,984
Other deferred charges and other assets including goodwill and intangible assets	[4]	1,039	1,043
Current liabilities		311	612
Long-term debt		1,245	1,245
Other deferred credits and liabilities		1,146	1,087
Other | Business Review Dispositions
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Current assets		1	1
Property, plant and equipment, net		46	47
Current liabilities		1	1
Other deferred credits and liabilities		$ 9	$ 9

[1]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[2]	Dominion Energy’s Consolidated Balance Sheet at December 31, 2022 has been derived from the audited Consolidated Balance Sheet at that date and recast for certain events as discussed in Note 1.
[3]	Includes cash and cash equivalents of $4 million and $6 million within the East Ohio Transaction, less than $1 million and less than $1 million within the PSNC Transaction and $35 million and $28 million within the Questar Gas Transaction at March 31, 2023 and December 31, 2022, respectively. Also includes regulatory assets of $42 million and $90 million within the East Ohio Transaction, $93 million and $95 million within the PSNC Transaction and $514 million and $273 million within the Questar Gas Transaction at March 31, 2023 and December 31, 2022, respectively.
[4]	Includes goodwill of $1.5 billion, $673 million and $983 million at both March 31, 2023 and December 31, 2022 within the East Ohio, PSNC and Questar Gas Transactions, respectively.